Equity Method Investments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Utilities Operating Expense, Maintenance and Operations	$ 652.1	$ 628.4
Millennium Pipeline
Schedule of Equity Method Investments [Line Items]
Utilities Operating Expense, Maintenance and Operations	$ 13.1